CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 30,379,000	$ 14,802,000
Restricted cash	1,513,000	1,500,000
Inventories	54,609,000	53,104,000
Prepaid expenses	6,397,000	7,513,000
Other current assets	4,811,000	427,000
Total current assets	126,943,000	103,622,000
Property and equipment, net	6,240,000	5,831,000
Intangible assets, net	427,098,000	526,438,000
Goodwill	177,571,000	329,589,000
Right-of-use asset, net	7,735,000	9,839,000
Other non-current assets	574,000	541,000
TOTAL ASSETS	746,161,000	975,860,000
CURRENT LIABILITIES:
Current portion of operating lease liabilities	2,111,000	2,766,000
Current portion of long-term debt	771,000	29,479,000
Embedded derivative liabilities	11,833,000	0
Other current liabilities	40,367,000	19,560,000
Total current liabilities	74,547,000	76,892,000
Long-term debt, net	135,752,000	137,137,000
Derivative warrant liabilities	1,181,000	5,021,000
Long-term operating lease liabilities	10,377,000	12,724,000
Deferred income tax liabilities	3,082,000	14,044,000
Contingent consideration liabilities	21,020,000	0
Other non-current liabilities	104,000	105,000
TOTAL LIABILITIES	246,063,000	245,923,000
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS’ EQUITY:
Preferred shares, 25,000,000 shares authorized, $0.0001 par value, none issued and outstanding	0	0
Additional paid-in capital	981,197,000	951,260,000
Accumulated deficit	(518,953,000)	(289,204,000)
Accumulated other comprehensive (loss) income	(378,000)	251,000
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	461,879,000	662,319,000
Noncontrolling interest	38,219,000	67,618,000
TOTAL SHAREHOLDERS' EQUITY	500,098,000	729,937,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	746,161,000	975,860,000
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	28,014,000	25,484,000
CURRENT LIABILITIES:
Accounts payable	19,465,000	25,087,000
Related Party
CURRENT ASSETS:
Accounts receivable, net	1,220,000	792,000
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	12,000	11,000
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 1,000	$ 1,000